Leases - Schedule of Operating Leases in its Consolidated Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ASSETS
Operating lease right-of-use assets	¥ 7,204	$ 987
Less: impairment	(7,204)	(987)
Operating lease right-of-use assets, net			¥ 5,706
LIABILITIES
Short-term operating lease liabilities	(3,378)	(463)	(4,090)
Long-term operating lease liabilities	¥ (3,362)	$ (461)	¥ (6,099)